PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 190,153	¥ 160,829	¥ 149,299